DEFERRED REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 7,972	$ 8,658
Amount recognized as revenue	263,492	$ 266,391	$ 282,756
Recognized over time for service [Member]
Deferred Revenue Arrangement [Line Items]
Amount recognized as revenue	$ 6,785
Minimum [Member]
Deferred Revenue Arrangement [Line Items]
Expected to be recognized over periods performance obligations	13 years
Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Expected to be recognized over periods performance obligations	15 years